Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VOT
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2016
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Virtus Emerging Markets Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Emerging Markets Small-Cap Fund
Supplement [Text Block]	vot_SupplementTextBlock

Virtus Emerging Markets Small-Cap Fund, Virtus Equity Trend Fund,

Virtus Global Opportunities Fund and Virtus Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated April 14, 2016 to the Summary and Statutory Prospectuses dated January 28, 2016

Important Notice to Investors

Virtus Emerging Markets Small-Cap Fund

The section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the bar chart showing Calendar Year Total Returns for Class A Shares and is hereby amended by restating the 2015 return as -16.78%.

Additionally, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:

	1 Year	Class I Since Inception (12/17/13)
Class A
Return Before Taxes	-21.57%	-11.23%
Return After Taxes on Distributions	-21.30%	-11.53%
Return After Taxes on Distributions and Sale of Fund Shares	-11.30%	-8.11%
Class C
Return Before Taxes	-17.30%	-9.25%
Class I
Return Before Taxes	-16.51%	-8.37%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	1.38%	9.23%
MSCI Emerging Markets Small Cap Index (net) (reflects no deduction of fees, expenses or taxes)	-6.85%	-2.11%

Investors should retain this supplement with the

Prospectuses for future reference.

Virtus Emerging Markets Small-Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAESX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(21.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2013
Virtus Emerging Markets Small-Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCESX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2013
Virtus Emerging Markets Small-Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIESX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2013
Virtus Emerging Markets Small-Cap Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(21.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2013
Virtus Emerging Markets Small-Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(11.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2013
Virtus Emerging Markets Small-Cap Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction of fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2013
Virtus Emerging Markets Small-Cap Fund | MSCI Emerging Markets Small Cap Index (net)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction of fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Small Cap Index (net) (reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2013